Related Party Transactions (Major Related Parties and Their Relationships with Group) (Details)	12 Months Ended
Dec. 31, 2017
Sohu [Member]
Schedule of Major Related Parties and Their Relationships with Group [Line Items]
Relationship with the Group	Under common control of Sohu.com
Fox Financial [Member]
Schedule of Major Related Parties and Their Relationships with Group [Line Items]
Relationship with the Group	An associate of Sohu, over which Sohu has significant influence